Pension Plans (Details 12) (International Pension Benefits [Member])	Dec. 31, 2012	Dec. 31, 2011
Asset Category
Equity securities	100.00%	100.00%
Equity securities
Asset Category
Equity securities	35.00%	35.00%
Debt securities
Asset Category
Equity securities	55.00%	58.00%
Real estate [Member]
Asset Category
Equity securities	3.00%	4.00%
Other Assets [Member]
Asset Category
Equity securities	7.00%	3.00%